FINANCIAL INSTRUMENTS - Credit risk exposure by geographic location (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 24,443	$ 13,843
Israel
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	12,894	5,378
United States and Canada
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	9,362	6,337
Asia Pacific (excluding Japan)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	409	936
Europe
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	1,773	998
Others
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk in respect of cash and cash and cash equivalents, trade receivables, other accounts receivable and other investment	$ 5	$ 194